Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues
Subscription solutions	$ 310,031	$ 188,606
Merchant solutions	363,273	200,724
Total revenues	673,304	389,330
Cost of revenues
Subscription solutions	61,267	39,478
Merchant solutions	231,784	140,357
Total cost of revenues	293,051	179,835
Gross profit	380,253	209,495
Operating expenses
Sales and marketing	225,694	129,214
Research and development	135,997	74,336
General and administrative	67,719	43,110
Total operating expenses	429,410	246,660
Loss from operations	(49,157)	(37,165)
Other income
Interest income, net	7,850	1,536
Foreign exchange gain	1,312	274
Total other income (expense)	9,162	1,810
Net loss	(39,995)	(35,355)
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	5,253	(1,818)
Comprehensive loss	$ (34,742)	$ (37,173)
Basic and diluted net loss per share attributable to shareholders (in dollars per share)	$ (0.42)	$ (0.42)
Weighted average shares used to compute basic and diluted net loss per share attributable to shareholders (in shares)	95,774,897	83,988,597